INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventory

	December 31,
	2012	2011

Raw materials	$2,060	$2,637
Work in process	135	24
Finished goods	1,787	1,806

	$3,982	$4,467